Business Combinations (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Pushdown accounting was applied to Cleco, and accordingly, the Cleco consolidated assets acquired and liabilities assumed were recorded on April 13, 2016, at their fair values as follows:

Purchase Price Allocation
(THOUSANDS)	AT APR. 13, 2016
Current assets	$455,016
Property, plant, and equipment, net	3,432,144
Goodwill	1,490,797
Other long-term assets	1,023,487
Less
Current liabilities	228,515
Net deferred income tax liabilities	1,059,939
Other deferred credits	279,379
Long-term debt, net	1,470,126
Total purchase price	$3,363,485
The following tables present the fair value adjustments to Cleco’s balance sheet and recognition of goodwill:

(THOUSANDS)	AT APR. 13, 2016
Property, plant, and equipment	$(1,334,932)
Accumulated depreciation	$(1,565,776)
Goodwill	$1,490,797
Intangible assets	$91,826
Regulatory assets	$250,409
Deferred income tax liabilities	$126,853
Other deferred credits	$21,175
Long-term debt	$198,599